Other Accounts Payable -Schedule of Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Accounts Payable [Line Items]
Accrued expenses	$ 1,393	$ 1,127
Accrued employee compensation	18	4
Total	$ 1,411	$ 1,131